Risk Report - Non-impaired past due and impaired financial assets available for sale, accumulated impairments, coverage ratio and collateral held against impaired financial assets available for sale (Tables)
12 Months Ended
Dec. 31, 2017
Financial assets available for sale breakdown [Abstract]
Non-impaired past due and impaired financial assets available for sale, accumulated impairments, coverage ratio and collateral held against impaired financial assets available for sale [text block table]

Non-impaired past due and impaired financial assets available for sale, accumulated impairments, coverage ratio and collateral held against impaired financial assets available for sale

in € m.	Dec 31, 2017	Dec 31, 2016
Financial assets non-impaired past due available for sale	1,538	1,661
thereof:
Less than 30 days past due	176	178
30 or more but less than 60 days past due	23	24
60 or more but less than 90 days past due	138	23
90 days or more past due	1,201	1,436
Impaired financial assets available for sale	157	229
Accumulated impairment for financial assets available for sale	113	131
Impaired financial assets available for sale coverage ratio in %	71%	57%
Collateral held against impaired financial assets available for sale	17	20
thereof:
Financial and other collateral	17	20
Guarantees received	0	0